UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

Boston Common International Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 94.6%
Consumer Discretionary - 12.6%
24,035	adidas AG	$1,669,128
29,665	Bayerische Motoren Werke AG	3,201,403
70,050	JC Decaux SA	2,411,882
14,375	Hyundai Motor Company	2,195,869
108,000	Mazda Motor Corp.	2,593,682
25,480	Naspers	3,295,971
275,360	Rakuten, Inc.	3,829,105
25,015	RTL Group SA	2,385,339
16,795	Shimano, Inc.	2,175,317
226,637	Television Broadcasts LTD	1,319,552
		25,077,248
Consumer Staples - 5.8%
1,855	Barry Callebaut AG	1,901,796
27,155	Casino Guichard Perrachon SA	2,497,301
70	Danone SA	4,576
16,000	Golden Agri-Resources LTD	5,538
108,270	Unicharm Corporation	2,595,134
117,515	Unilever NV - ADR	4,587,786
		11,592,131
Energy - 3.9%
178,970	BG Group	2,394,928
205,510	Origin Energy	1,944,422
100,700	Statoil ASA - ADR	1,773,327
158,530	Subsea 7 SA	1,622,222
		7,734,899
Financials - 22.3%
398,470	AIA Group Ltd.	2,197,748
179,005	AXA SA	4,124,830
1,063,205	Barclays PLC	3,996,948
1,050,170	CapitaLand Ltd.	2,611,091
81,433	Deutsche Bank AG	2,438,465
120,500	Gjensidige Forsikring ASA	1,966,246
372,900	Grupo Financiero Banorte SAB de CV	2,052,324
75,860	HSBC Holdings PLC - ADR	3,582,868
62,795	Julius Baer Gruppe AG	2,867,095
649,445	Mitsubishi UFJ Financial Group, Inc.	3,568,200
248,100	Orix Corporation	3,121,792
2,913,000	PT Bank Rakyat Indonesia (Persero) Tbk	2,738,164
82,980	Sampo Group	3,884,669
171,070	Standard Chartered Bank PLC	2,558,511
429,130	UniCredit S.p.A.	2,748,848
		44,457,799
Health Care - 12.4%
229,650	Astellas Pharma, Inc.	3,197,211
174,825	GlaxoSmithKline PLC	3,750,632

70,236	Novartis AG - ADR	6,508,068
199,700	Roche Holding LTD - ADR	6,787,803
122,487	Smith & Nephew PLC - ADR	4,500,173
		24,743,887
Industrials - 13.3%
92,705	ABB Ltd. - ADR	1,960,711
101,920	Atlas Copco AB	2,608,930
74,500	DAIKIN INDUSTRIES	4,777,244
175,635	Experian PLC	2,960,677
30	FANUC LTD	4,947
201,540	GAMESA Corporacion Tecnologica S.A.*	1,819,280
54,445	Koninklijke Philips Electronics NV - ADR	1,578,905
50,490	Koninklijke Philips NV	1,463,507
25,430	Kubota Corporation - ADR	1,842,658
59,500	Kubota Corporation	863,629
50,262	Spirax-Sacro Engineering PLC	2,237,510
77,653	Wolseley PLC	4,439,571
		26,557,569
Information Technology - 11.8%
97,985	AIXTRON SE*	1,101,459
30,923	ASML Holding NV - ADR	3,334,427
48,145	Check Point Software Technologies Ltd.*	3,782,753
5,765,000	GCL-Poly Energy Holdings Ltd*	1,339,107
27,985	Gemalto NV	2,283,930
100,400	Hoya Corporation	3,396,014
4,909	Keyence Corporation	2,187,425
2,505	Samsung Electronics Co. Ltd.	3,011,622
44,130	SAP AG - ADR	3,073,654
		23,510,391
Materials - 5.2%
25,019	Air Liquide SA	3,095,851
29,580	Akzo Nobel NV	2,046,647
59,550	Croda International PLC	2,457,896
55,035	Johnson Matthey PLC	2,895,440
		10,495,834
Telecommunication Services - 4.2%
1,320,000	Singapore Telecommunications LTD	3,874,603
132,557	Vodafone Group PLC - ADR	4,529,472
		8,404,075
Utilities - 3.1%
282,180	EDP Renovaveis SA	1,836,336
365,700	ENN Energy Holdings LTD	2,068,880
127,550	Veolia Environnement	2,259,279
		6,164,495
TOTAL COMMON STOCKS (Cost $178,690,002)		188,738,328

PREFERRED STOCKS - 3.7%
Consumer Staples - 2.7%
51,015	Henkel AG and Company KGaA	5,495,242
Financials - 1.0%
146,161	Itau Unibanco Holding S.A.	1,901,555
TOTAL PREFERRED STOCKS (Cost $6,233,733)		7,396,797

MONEY MARKET FUNDS - 1.5%
3,006,881	Fidelity Money Market Portfolio, 0.07% (1)	3,006,881
TOTAL MONEY MARKET FUNDS (Cost $3,006,881)		3,006,881

TOTAL INVESTMENTS - 99.8% (Cost $187,930,616)		199,142,006
Other Assets in Excess of Liabilities - 0.2%		480,369
NET ASSETS - 100.0%		$199,622,375

*	Non-Income Producing
ADR	American Depositary Receipt
(1)	Seven-day yield as of December 31, 2014.

	The Global Industry Classification Standard (GICS®) was developed by and /or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

	Cost of investments	$188,870,070
	Gross unrealized appreciation	35,002,379
	Gross unrealized depreciation	(24,737,443)
	Net unrealized appreciation	$10,264,936

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Boston Common International Fund

COUNTRY ALLOCATION As of December 31, 2014 (Unaudited)

Country	% of Net Assets
United Kingdom	20.9%
Japan	17.1%
Switzerland	10.0%
Germany	9.7%
Netherlands	7.7%
France	7.2%
Singapore	3.2%
Republic of Korea	2.6%
Norway	1.9%
Finland	1.9%
Israel	1.9%
Hong Kong	1.8%
Spain	1.8%
China	1.7%
South Africa	1.6%
Italy	1.4%
Indonesia	1.4%
Sweden	1.3%
Australia	1.0%
Brazil	1.0%
Mexico	1.0%

Summary of Fair Value Disclosure at December 31, 2014 (unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014.

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,319,552	$23,757,696	$-	$25,077,248
Consumer Staples	4,587,786	7,004,345	-	11,592,131
Energy	1,773,327	5,961,572	-	7,734,899
Financials	5,635,192	38,822,607	-	44,457,799
Health Care	17,796,044	6,947,843	-	24,743,887
Industrials	5,382,274	21,175,295	-	26,557,569
Information Technology	10,190,834	13,319,557	-	23,510,391
Materials	-	10,495,834	-	10,495,834
Telecommunication Services	4,529,472	3,874,603	-	8,404,075
Utilities	-	6,164,495	-	6,164,495
Total Common Stocks	51,214,481	137,523,847	-	188,738,328
Preferred Stocks
Consumer Staples	-	5,495,242	-	5,495,242
Financials	1,901,555	-	-	1,901,555
Total Preferred Stocks	1,901,555	5,495,242	-	7,396,797
Short-Term Investments	3,006,881	-	-	3,006,881
Total Investments in Securities	$56,122,917	$143,019,089	$-	$199,142,006

There were no transfers into or out of Levels 1,2 or 3 at December 31, 2014. It is the Fund's policy to recognize transfers at the end of each reporting period.

Boston Common U.S. Equity Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.6%
Consumer Discretionary - 12.0%
146	Discovery Communications, Inc. - Class A*	$5,030
9,985	Discovery Communications, Inc. - Class C*	336,694
1,840	Ford Motor Company	28,520
4,040	Home Depot, Inc.	424,079
13,960	The Interpublic Group of Companies, Inc.	289,949
8,330	Lowes Companies, Inc.	573,104
420	priceline.com, Inc.*	478,888
2,110	VF Corporation	158,039
7,345	Walt Disney Company	691,826
8,885	Wolverine World Wide, Inc.	261,841
		3,247,970
Consumer Staples - 7.1%
3,975	Colgate Palmolive Company	275,030
1,885	Costco Wholesale Corporation	267,199
100	Kraft Foods Group, Inc.	6,266
135	Mondelez International, Inc.	4,904
4,855	PepsiCo, Inc.	459,089
6,825	Procter & Gamble Company	621,689
5,360	Whole Foods Market, Inc.	270,251
		1,904,428
Energy - 6.7%
4,805	Apache Corporation	301,129
17,755	BG Group PLC - ADR	237,207
2,320	Core Laboratories N V	279,189
3,835	EOG Resources, Inc.	353,088
4,755	National Oilwell Varco, Inc.	311,595
9,015	Spectra Energy Corporation	327,245
		1,809,453
Financials - 14.6%
3,315	Aon PLC	314,361
5,400	CME Group Inc.	478,710
8,975	Fifth Third Bancorp	182,866
8,225	First Republic Bank	428,687
4,560	Franklin Resources, Inc.	252,487
12,045	JP Morgan Chase & Company	753,776
4,375	MetLife, Inc.	236,644
12,690	Morgan Stanley	492,372
3,110	Northern Trust Corporation	209,614
1,565	PNC Financial Services Group, Inc.	142,775
5,105	T. Rowe Price Group, Inc.	438,315
		3,930,607

Health Care - 14.9%
4,155	Baxter International, Inc.	304,520
1,190	Biogen Idec, Inc.*	403,945
4,520	Bristol Myers Squibb Company	266,815
2,420	Express Scripts Holding Company*	204,901
7,330	Gilead Sciences, Inc.*	690,926
6,270	Johnson & Johnson	655,654
9,040	Merck & Company, Inc.	513,382
2,900	Novartis AG - ADR	268,714
10,035	Roche Holding LTD - ADR	341,090
3,185	Zimmer Holdings, Inc.	361,243
		4,011,190
Industrials - 10.9%
2,915	3M Company	478,993
3,240	Carlisle Companies, Inc.	292,377
1,760	Cummins, Inc.	253,739
3,820	Emerson Electric Company	235,809
5,140	Equifax Inc.	415,672
3,055	Kansas City Southern	372,802
2,465	Parker Hannifin Corporation	317,862
2,460	Snap-on, Inc.	336,380
985	W.W. Grainger, Inc.	251,067
		2,954,701
Information Technology - 21.6%
17,900	Activision Blizzard, Inc.	360,685
11,585	Apple, Inc.	1,278,752
5,610	Check Point Software Technologies Ltd.*	440,778
7,315	Cognizant Technology Solutions - Class A*	385,208
5,090	eBay Inc.*	285,651
4,155	First Solar, Inc.*	185,292
9	Google, Inc. - Class A*	4,776
1,261	Google, Inc. - Class C*	663,790
11,345	Microsoft Corporation	526,975
13,195	Oracle Corporation	593,379
3,860	Qualcomm, Inc.	286,914
15,915	Silver Spring Networks, Inc.*	134,164
5,930	Veeco Instruments, Inc.*	206,838
1,760	Visa, Inc.	461,472
		5,814,674
Materials - 3.6%
4,100	AptarGroup, Inc.	274,044
5,725	Cytec Industries, Inc.	264,323
3,440	Praxair, Inc.	445,687
		984,054
Telecommunication Services - 3.4%
2,320	SBA Communications Corp.*	256,963
14,400	Verizon Communications, Inc.	673,632
		930,595
Utilities - 0.8%
5,400	ITC Holdings Corporation	218,322

TOTAL COMMON STOCKS (Cost $22,275,930)		25,805,994

REAL ESTATE INVESTMENT TRUSTS - 2.3%
1,995	Crown Castle International Corp.	157,006
8,640	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	122,947
1,825	Simon Property Group, Inc.	332,351
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $565,482)		612,304

SHORT-TERM INVESTMENTS - 2.3%
618,579	Fidelity Money Market Portfolio, 0.07% (1)	618,579
TOTAL SHORT-TERM INVESTMENTS (Cost $618,579)		618,579

TOTAL INVESTMENTS - 100.2% (Cost $23,459,991)		27,036,877
Liabilities in Excess of Other Assets - (0.2)%		(61,308)
NET ASSETS - 100.0%		$26,975,569

*	Non-Income Producing
ADR	American Depositary Receipt
(1)	Seven-day yield as of December 31, 2014.

	The Global Industry Classification Standard (GICS®) was developed by and /or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows+:

	Cost of investments	$23,476,408
	Gross unrealized appreciation	4,039,402
	Gross unrealized depreciation	(478,933)
	Net unrealized appreciation	$3,560,469

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at December 31, 2014 (unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U. S. Generally Accepted Accounting Principles ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2014. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Description
Common Stocks	$25,805,994	$-	$-	$25,805,994
Real Estate Investment Trusts	612,304	-	-	612,304
Short-Term Investments	618,579	-	-	618,579
Total Investments in Securities	$27,036,877	$-	$-	$27,036,877

There were no transfers into or out of Levels 1,2 or 3 at December 31, 2014. It is the Fund's policy to recognize transfers at the end of each reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*             /s/ Elaine E. Richards
Elaine E. Richards, President

Date               February 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date               February 5, 2015

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date               February 5, 2015

* Print the name and title of each signing officer under his or her signature.